Cash and cash equivalents and short term investments - Summary of Cash and Cash Equivalents Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at banks and on hand	€ 708	€ 643
Short term deposits and securities	699	880
Total cash and cash equivalents	€ 1,407	€ 1,523	€ 316	€ 309